Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Net Loss Per Share

16.        Net Loss Per Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the periods. Fully diluted net loss per common share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the periods. Common equivalent shares consist of stock options, restricted stock units, and warrants that are computed using the treasury stock method.

For the years ended December 31, 2022 and 2021, all of the Company’s common stock options, unvested restricted stock units and warrants are anti-dilutive and therefore have been excluded from the diluted net loss per common share calculation.

The following table reconciles net loss to net loss attributable to NightHawk Biosciences, Inc.:

	For the Year Ended
	December 31,
	2022	2021
Net loss	$(43,862,197)	$(35,400,807)
Net loss - Non-controlling interest	(427,491)	(329,339)
Net loss attributable to NightHawk	$(43,434,706)	$(35,071,468)

Weighted-average common shares outstanding, basic and diluted	25,606,326	24,913,942

Net loss per share, basic and diluted - continuing operations	$(1.60)	$(1.41)
Net loss per share, basic and diluted - discontinued operations	(0.10)	—
Net loss per common share attributable to NightHawk Biosciences, Inc., basic and diluted	$(1.70)	$(1.41)

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	2022	2021
Outstanding stock options	7,036,874	2,954,315
Restricted stock subject to forfeiture and restricted stock units	34,001	370,170
Outstanding common stock warrants	747,383	747,383